CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents:
Cash and due from banks	$ 16,939	$ 44,365	$ 60,819
Federal funds sold	340	210	665
Cash and cash equivalents	17,279	44,575	61,484
Interest-earning time deposits with banks	3,747	10,247	747
Investment securities:
Available for sale, at fair value	464,083	499,808	484,211
Held to maturity, at cost	185,160	141,795	150,293
Investment securities	649,243	641,603	634,504
Federal Home Loan Bank stock, at cost	1,468	1,621	1,835
Loans held for sale		0	88
Loans, net of unearned income	810,376	790,321	703,166
Less: allowance for loan losses	9,505	9,105	10,355
Net loans	800,871	781,216	692,811
Premises and equipment, net	20,181	19,211	19,612
Goodwill	1,999	1,999	1,999
Intangible assets, net	1,562	1,733	2,073
Other real estate, net	2,482	2,198	3,357
Accrued interest receivable	7,208	6,384	6,258
Other assets	6,673	8,089	11,673
Total Assets	1,512,713	1,518,876	1,436,441
Deposits:
Noninterest-bearing demand	207,742	207,969	204,291
Interest-bearing demand	418,662	432,294	391,350
Savings	77,354	74,550	65,445
Time	643,540	657,026	642,013
Total deposits	1,347,298	1,371,839	1,303,099
Short-term borrowings	13,800	1,800	5,788
Accrued interest payable	1,997	1,997	2,364
Long-term borrowings	1,155	1,455	500
Other liabilities	2,711	2,202	1,285
Total Liabilities	1,366,961	1,379,293	1,313,036
Shareholders' Equity
Series C - $1,000 par value - authorized 39,435 shares; issued and outstanding 39,435	39,435	39,435	39,435
Preferred Stock:
Common Stock	6,291	6,294	6,294
Common Stock:
Surplus	39,387	39,387	39,387
Treasury stock, at cost	0	(54)	(54)
Retained earnings	59,275	54,280	47,477
Accumulated other comprehensive (loss) income	1,364	241	(9,134)
Total Shareholders' Equity	145,752	139,583	123,405
Total Liabilities and Shareholders' Equity	$ 1,512,713	$ 1,518,876	$ 1,436,441